Commitments and contingencies - Schedule of Purchase Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Purchase and capital commitments	$ 368,735
Langeloth Facility
Statement Line Items [Line Items]
Purchase and capital commitments	248,200
2025
Statement Line Items [Line Items]
Purchase and capital commitments	345,638
2026
Statement Line Items [Line Items]
Purchase and capital commitments	22,755
2026
Statement Line Items [Line Items]
Purchase and capital commitments	342
2027
Statement Line Items [Line Items]
Purchase and capital commitments	0
Thereafter
Statement Line Items [Line Items]
Purchase and capital commitments	$ 0